Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and equivalents	$ 3,005.6	$ 3,115.2
Trade accounts receivable, less allowance for doubtful accounts of $120.3 and $117.5, respectively	3,445.8	3,292.3
Inventories	1,782.8	1,734.1
Prepaid expenses and other current assets	952.7	738.1
Current assets, discontinued operations	244.4	234.0
Total current assets	9,431.3	9,113.7
Property, plant and equipment, net	2,171.9	2,184.0
Other assets	1,016.7	1,060.2
Goodwill	15,673.2	14,717.2
Other intangible assets, net	7,059.5	5,897.7
Other assets, discontinued operations	1,639.1	1,699.4
Total assets	36,991.7	34,672.2
Current liabilities:
Notes payable and current portion of long-term debt	71.9	62.3
Trade accounts payable	1,825.0	1,738.1
Accrued expenses and other liabilities	3,191.5	2,450.5
Current liabilities, discontinued operations	308.0	276.5
Total current liabilities	5,396.4	4,527.4
Other long-term liabilities	4,584.4	4,080.9
Long-term debt	3,401.5	3,436.7
Long-term liabilities, discontinued operations	159.6	175.8
Stockholders’ equity:
Common stock - $0.01 par value, 2.0 billion shares authorized; 792.5 and 785.7 issued; 704.3 and 698.1 outstanding, respectively	7.9	7.9
Additional paid-in capital	4,480.9	4,157.6
Retained earnings	20,323.0	18,005.3
Accumulated other comprehensive income (loss)	(1,433.7)	214.5
Total Danaher stockholders’ equity	23,378.1	22,385.3
Non-controlling interests	71.7	66.1
Total stockholders’ equity	23,449.8	22,451.4
Total liabilities and stockholders’ equity	$ 36,991.7	$ 34,672.2